CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of RMB594,859, RMB314,005 and RMB418,557 for the years ended December 31, 2023, 2024 and 2025, respectively)	¥ 49,098,667	$ 7,021,016	¥ 44,280,720	¥ 38,418,915
Cost of revenues (including related party cost of revenues of RMB1,351,977, RMB1,315,905and RMB1,255,195 for the years ended December 31, 2023, 2024 and 2025, respectively)	(36,827,226)	(5,266,223)	(30,563,628)	(26,756,389)
Gross profit	12,271,441	1,754,793	13,717,092	11,662,526
Operating (expenses)/income
Selling, general and administrative	(2,637,560)	(377,166)	(2,690,017)	(2,425,253)
Other operating income, net	840,980	120,259	749,784	770,651
Total operating expenses	(1,796,580)	(256,907)	(1,940,233)	(1,654,602)
Income from operations	10,474,861	1,497,886	11,776,859	10,007,924
Other income/(expenses)
Interest income	747,072	106,830	993,535	706,765
Interest expense	(248,612)	(35,551)	(337,919)	(289,533)
Gain from fair value changes of financial instruments	126,038	18,023	202,886	164,517
Gain/(loss) on disposal of equity investees, subsidiaries and others	37,034	5,296	(10,518)	5,485
Impairment of investment in equity investees | ¥			(931,367)
Impairment of goodwill	(84,431)	(12,073)	0	0
Foreign currency exchange gain/(loss)	1,542	221	(17,930)	93,543
Income before income tax and share of gain in equity method investments	11,053,504	1,580,632	11,675,546	10,688,701
Income tax expense	(1,905,236)	(272,445)	(2,845,361)	(1,938,600)
Share of income in equity method investments	87,393	12,497	57,410	4,356
Net income	9,235,661	1,320,684	8,887,595	8,754,457
Net income attributable to non-controlling interests	(155,010)	(22,166)	(70,760)	(5,453)
Net income attributable to ZTO Express (Cayman) Inc.	9,080,651	1,298,518	8,816,835	8,749,004
Net income attributable to ordinary shareholders	¥ 9,080,651	$ 1,298,518	¥ 8,816,835	¥ 8,749,004
Net earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 11.38	$ 1.63	¥ 10.95	¥ 10.83
Diluted | (per share)	¥ 11.19	$ 1.6	¥ 10.7	¥ 10.6
Weighted average shares used in calculating net earnings per ordinary share
Basic	797,634,860	797,634,860	804,875,816	807,739,616
Diluted	820,802,763	820,802,763	838,441,916	838,948,683
Net income	¥ 9,235,661	$ 1,320,684	¥ 8,887,595	¥ 8,754,457
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustment	13,428	1,920	(103,970)	(104,052)
Comprehensive income	9,249,089	1,322,604	8,783,625	8,650,405
Comprehensive income attributable to non-controlling interests	(155,010)	(22,166)	(70,760)	(5,453)
Comprehensive income attributable to ZTO Express (Cayman) Inc.	¥ 9,094,079	$ 1,300,438	¥ 8,712,865	¥ 8,644,952